Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 152.1	€ 158.3	€ 132.1
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	267.7	268.3	€ 239.7
Germany | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	87.6	90.7
Sweden | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	45.5	49.8
Austria | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	3.2	3.0
Switzerland | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.3	3.3
Italy | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.0	4.0
Other countries | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 7.5	€ 7.5